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                                                                  [METLIFE LOGO]
METLIFE INSURANCE COMPANY USA
11225 NORTH COMMUNITY HOUSE ROAD
CHARLOTTE, NORTH CAROLINA 28277

November 21, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA
     MetLife Investors Variable Annuity Account One
     File Nos. 333-200244/811-05200
     (Class XC)
     Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus Supplement dated November 17, 2014 and Statement of Additional Information ("SAI") dated November 17, 2014 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI contained in the Registration Statement on Form N-4 for the Account filed electronically with the Commission on November 17, 2014.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
-----------------------------------
John M. Richards
Assistant General Counsel
Metropolitan Life Insurance Company